INVENTORY (Tables)	3 Months Ended
Mar. 31, 2026
Inventory, Net [Abstract]
Summary of Inventories
	March 31,	December 31,
	2026	2025
Raw materials	$1,947	$1,976
Work in process	1,769	1,250
Finished goods	164	118

	$3,880	$3,344